Segment reporting - Narrative (Details)	6 Months Ended
Jun. 30, 2025 segment division
Disclosure of operating segments [line items]
Number of divisions | division	3
Number of operating segments	8
Marine
Disclosure of operating segments [line items]
Number of segments in division	6